Document and Entity Information	Nov. 05, 2021
Cover [Abstract]
Entity Registrant Name	XCEL ENERGY INC
Entity Address, State or Province	MN
Amendment Flag	false
Entity Central Index Key	0000072903
Document Type	8-K
Document Period End Date	Nov. 05, 2021
Entity Incorporation State Country Code	MN
Entity File Number	001-3034
Entity Tax Identification Number	41-0448030
Entity Address, Address Line One	414 Nicollet Mall
Entity Address, City or Town	Minneapolis
Entity Address, Postal Zip Code	55401
City Area Code	612
Local Phone Number	330-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $2.50 par value
Trading Symbol	XEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false